ACCOUNTS PAYABLE AND ACCURED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Accounts Payable and Accrued Liabilities
Amounts payable and accrued liabilities consist of the following:

(in thousands of U.S. dollars)	December 31, 2022	December 31, 2021

Trade payables and accrued liabilities	$34,219	$43,488
Accrued property taxes	52,936	30,524
AIP liability (Note 31)	10,327	12,137
Income taxes payable	11,650	1,982
Interest payable	24,731	12,944
Deferred income	801	45
Current portion of lease obligations (Note 27)	3,609	1,834
Total amounts payable and accrued liabilities	$138,273	$102,954